Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2018
Allowance for Credit Losses [Abstract]
Development of allowance for credit losses for financial assets at amortized cost [text block table]

Development of allowance for credit losses for financial assets at amortized cost

	Dec 31, 2018
	Allowance for Credit Losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk[1]	66	78	379	(17)	507

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2018.

Allowance for credit losses for financial assets at fair value through OCI [text block table]

Allowance for credit losses for financial assets at fair value through OCI[1]

	Dec 31, 2018
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	11	1	0	(0)	13

[1] Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 12 million at the beginning of year 2018 and € 13 million as of December 31, 2018, respectively). Due to immateriality, we do not provide any details on the year-over-year development.

Development of allowance for credit losses for Off-balance sheet positions [text block table]

Development of allowance for credit losses for Off-balance sheet positions

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	0	31	(13)	0	18
Transfers due to changes in creditworthiness	2	0	(2)	N/M	0
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	14	6	(20)	0	0
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Breakdown of the movements in the Groups allowance for loan losses (as previously reported under IAS 39) [text block table]

Breakdown of the movements in the Group’s allowance for loan losses (as previously reported under IAS 39)

	2017			2016
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	2,071	2,475	4,546	2,252	2,776	5,028
Provision for loan losses	299	253	552	743	604	1,347
Net charge-offs:	(487)	(532)	(1,019)	(894)	(870)	(1,764)
Charge-offs	(541)	(605)	(1,146)	(979)	(972)	(1,951)
Recoveries	54	73	127	85	101	187
Other Changes	(117)	(41)	(158)	(30)	(35)	(65)
Allowance, end of year	1,766	2,155	3,921	2,071	2,475	4,546

Activity in the Group's allowance for off-balance sheet positions (contingent liabilities and lending commitments), as previously reported under IAS 39) [text block table]

Activity in the Group’s allowance for off-balance sheet positions (contingent liabilities and lending commitments), (as previously reported under IAS 39)

	2017			2016
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	162	183	346	144	168	312
Provision for off-balance sheet positions	(23)	(4)	(27)	24	12	36
Usage	0	0	0	0	0	0
Other changes	(18)	(16)	(34)	(5)	3	(2)
Allowance, end of year	122	163	285	162	183	346